SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Operating Segments [Abstract]
Disclosure of operating segments [text block]
Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$572	$267	$59	$7	($8)	$247
Cortez[2]	328	143	66	2	1	116
Turquoise Ridge[2]	235	98	48	—	—	89
Pueblo Viejo[2]	369	122	55	1	9	182
Loulo-Gounkoto[2]	329	110	69	5	6	139
Kibali	169	60	36	1	2	70
Veladero	91	40	20	—	2	29
North Mara[2]	144	65	12	—	1	66
Bulyanhulu[2]	82	38	13	—	1	30
Other Mines[2]	719	305	146	3	16	249
Reportable segment total	$3,038	$1,248	$524	$19	$30	$1,217
Share of equity investees	(169)	(60)	(36)	(1)	(2)	(70)
Segment total	$2,869	$1,188	$488	$18	$28	$1,147

Consolidated Statement of Income Information

		Cost of Sales
For the three months ended June 30, 2020	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$654	$325	$70	$7	$6	$246
Cortez[2]	368	131	56	3	—	178
Turquoise Ridge[2]	218	96	40	4	—	78
Pueblo Viejo[2]	335	124	54	2	(2)	157
Loulo-Gounkoto[2]	340	126	74	4	2	134
Kibali	164	59	42	1	(2)	64
Veladero	62	30	13	—	3	16
North Mara[2]	139	59	25	—	2	53
Bulyanhulu[2]	67	37	23	—	7	—
Other Mines[2]	825	381	197	3	34	210
Reportable segment total	$3,172	$1,368	$594	$24	$50	$1,136
Share of equity investees	(164)	(59)	(42)	(1)	2	(64)
Segment total	$3,008	$1,309	$552	$23	$52	$1,072
Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2021	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,235	$555	$127	$10	($9)	$552
Cortez[2]	620	286	130	5	2	197
Turquoise Ridge[2]	504	198	99	—	—	207
Pueblo Viejo[2]	789	252	116	2	10	409
Loulo-Gounkoto[2]	666	225	138	9	14	280
Kibali	323	120	68	1	1	133
Veladero	148	64	31	—	2	51
North Mara[2]	263	121	27	—	2	113
Bulyanhulu[2]	132	66	25	—	2	39
Other Mines[2]	1,406	604	288	6	31	477
Reportable segment total	$6,086	$2,491	$1,049	$33	$55	$2,458
Share of equity investees	(323)	(120)	(68)	(1)	(1)	(133)
Segment total	$5,763	$2,371	$981	$32	$54	$2,325

Consolidated Statement of Income Information

		Cost of Sales
For the six months ended June 30, 2020	Revenue	Site operating costs, royalties and community relations	Depreciation	Exploration, evaluation and project expenses	Other expenses (income)[1]	Segment income (loss)
Carlin[2]	$1,316	$649	$150	$10	$12	$495
Cortez[2]	698	259	110	5	2	322
Turquoise Ridge[2]	444	192	91	5	2	154
Pueblo Viejo[2]	709	256	107	5	—	341
Loulo-Gounkoto[2]	583	220	133	6	5	219
Kibali	304	111	83	2	(4)	112
Veladero	152	75	35	—	2	40
North Mara[2]	271	113	50	—	(3)	111
Bulyanhulu[2]	81	43	31	—	19	(12)
Other Mines[2]	1,435	733	354	7	33	308
Reportable segment total	$5,993	$2,651	$1,144	$40	$68	$2,090
Share of equity investees	(304)	(111)	(83)	(2)	4	(112)
Segment total	$5,689	$2,540	$1,061	$38	$72	$1,978
[1]Includes accretion expense, which is included within finance costs in the consolidated statement of income. For the three months ended June 30, 2021, accretion expense was $8 million (2020: $4 million) and for the six months ended June 30, 2021, accretion expense was $13 million (2020: $12 million).
[2]Includes non-controlling interest portion of revenues, cost of sales and segment income for the three months ended June 30, 2021 for Nevada Gold Mines $541 million, $314 million, $224 million (2020: $577 million, $342 million, $224 million), Pueblo Viejo $147 million, $70 million, $73 million (2020: $134 million, $70 million, $65 million), Loulo-Gounkoto $66 million, $36 million, $28 million (2020: $68 million, $40 million, $27 million), North Mara, Bulyanhulu and Buzwagi $42 million, $25 million, $18 million (2020: $52 million, $32 million, $18 million), and Tongon $10 million, $8 million, $2 million (2020: $13 million, $11 million, $4 million) and for the six months ended June 30, 2021 for Nevada Gold Mines $1,098 million, $632 million, $460 million (2020: $1,113 million, $672 million, $424 million), Pueblo Viejo $321 million, $146 million, $171 million (2020: $292 million, $144 million, $147 million), Loulo-Gounkoto $133 million, $73 million, $56 million (2020: $117 million, $71 million, $44 million), North Mara, Bulyanhulu and Buzwagi $74 million, $48 million, $26 million (2020: $83 million, $54 million, $26 million) and Tongon $20 million, $16 million, $3 million (2020: $24 million, $20 million, $5 million), respectively.
Reconciliation of Segment Income to Income Before Income Taxes

	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Segment income	$1,147	$1,072	$2,325	$1,978
Other revenue	24	47	86	87
Other cost of sales/amortization	(28)	(39)	(64)	(75)
Exploration, evaluation and project expenses not attributable to segments	(59)	(55)	(106)	(111)
General and administrative expenses	(47)	(71)	(85)	(111)
Other income not attributable to segments	(4)	(37)	(3)	17
Impairment reversals (charges)	(2)	(23)	87	313
Loss on currency translation	(7)	(2)	(11)	(18)
Closed mine rehabilitation	(6)	(7)	(29)	(97)
Income from equity investees	104	61	207	115
Finance costs, net (includes non-segment accretion)	(83)	(78)	(165)	(174)
Gain (loss) on non-hedge derivatives	(2)	12	(1)	5
Income before income taxes	$1,037	$880	$2,241	$1,929

Capital Expenditures Information

	Segment capital expenditures[1]
	For the three months ended June 30		For the six months ended June 30
	2021	2020	2021	2020
Carlin	$141	$103	$233	$196
Cortez	70	123	132	225
Turquoise Ridge	39	23	72	53
Pueblo Viejo	143	32	244	60
Loulo-Gounkoto	88	70	158	109
Kibali	20	16	31	31
Veladero	43	16	83	42
North Mara	19	21	37	36
Bulyanhulu	18	9	33	13
Other Mines	76	87	150	152
Reportable segment total	$657	$500	$1,173	$917
Other items not allocated to segments	35	26	59	45
Total	$692	$526	$1,232	$962
Share of equity investees	(20)	(16)	(31)	(31)
Total	$672	$510	$1,201	$931
1Segment capital expenditures are presented for internal management reporting purposes on an accrual basis. Capital expenditures in the Consolidated Statements of Cash Flow are presented on a cash basis. For the three months ended June 30, 2021, cash expenditures were $658 million (2020: $509 million) and the increase in accrued expenditures was $14 million (2020: $1 million increase). For the six months ended June 30, 2021, cash expenditures were $1,197 million (2020: $960 million) and the increase in accrued expenditures was $4 million (2020: $29 million decrease).